Basic and Diluted Net Income (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Schedule Of Net Income (Loss) Per Share

The calculation below provides net income or loss on both basic and diluted basis for the quarterly period ended March 30, 2013 and March 31, 2012.

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net income (loss)	$1	$2	$(9)	$(29)
Weighted average shares of common stock outstanding—basic (in thousands)	113,034	83,508	112,193	83,680

Weighted average shares of common stock outstanding	113,034	83,508	112,193	83,680
Other common stock equivalents (in thousands)	5,450	1,066	—	—

Weighted average shares of common stock outstanding—diluted (in thousands)	118,197	84,574	112,193	83,680

Basic net loss per share
Basic net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

Diluted net loss per share
Diluted net loss per share available to common shareholders	$0.01	$0.02	$(0.08)	$(0.35)

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for fiscal 2012, 2011, and 2010 (in thousands).

	2012	2011	2010
Net income (loss)	$2	$(299)	$(113)
Weighted average shares of common stock outstanding—basic	83,435	84,121	84,525

Weighted average shares of common stock outstanding	83,435	84,121	84,525
Other common stock equivalents	3,209	—	—

Weighted average shares of common stock outstanding—diluted	86,644	84,121	84,525

Basic net income (loss) per share
Basic net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Basic net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share
Diluted net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)